Fair Value Measurements (Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2017	Mar. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		¥ 34,031	¥ 24,894
Derivative assets, gross amounts recognized		13,066	26,581
Derivative assets, gross amounts offset in the consolidated balance sheets, assets		(2,277)	(7,522)
Derivative assets, net amounts presented in the consolidated balance sheets, assets		10,789	19,059
Other assets		15,242	22,116
Derivative liabilities, gross amounts recognized		34,770	19,798
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities		(2,277)	(7,522)
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		32,493	12,276
Policy Liabilities and Policy Account Balances		517,019	605,520
Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		15,242	22,116
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy Liabilities and Policy Account Balances		517,019	605,520
Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		22,442	15,400
Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		22,442	15,400
Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		6,920	7,453
Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, net amounts presented in the consolidated balance sheets, assets	[1]	0	0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities	[1]	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, net amounts presented in the consolidated balance sheets, assets	[1]	0	0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities	[1]	0	0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, net amounts presented in the consolidated balance sheets, assets	[1]	0	0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities	[1]	0	0
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		11,898	22,999
Derivative assets, gross amounts offset in the consolidated balance sheets, assets	[2]	(1,109)	(4,019)
Derivative assets, net amounts presented in the consolidated balance sheets, assets		10,789	18,980
Other assets		15,242	22,116
Total financial assets		1,627,470	1,826,639
Derivative liabilities, gross amounts recognized		33,594	16,295
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities	[2]	(1,109)	(4,019)
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		32,485	12,276
Policy Liabilities and Policy Account Balances		517,019	605,520
Total financial liabilities		550,613	621,815
Fair Value, Measurements, Recurring | Interest rate swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		224	304
Derivative liabilities, gross amounts recognized		4,551	4,567
Fair Value, Measurements, Recurring | Futures, foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		1,194	12,346
Derivative liabilities, gross amounts recognized		26,060	8,821
Fair Value, Measurements, Recurring | Options held/written and other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		6,743	5,804
Derivative liabilities, gross amounts recognized		1,833	1,071
Fair Value, Measurements, Recurring | Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[3]	15,242	22,116
Fair Value, Measurements, Recurring | Credit derivatives held/written
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		130	159
Fair Value, Measurements, Recurring | Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy Liabilities and Policy Account Balances	[4]	517,019	605,520
Fair Value, Measurements, Recurring | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[5]	14,735	19,232
Fair Value, Measurements, Recurring | Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		487,839	569,074
Fair Value, Measurements, Recurring | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		1,062,105	1,165,417
Fair Value, Measurements, Recurring | Available-for-sale securities | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[6]	379,539	393,644
Fair Value, Measurements, Recurring | Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[7]	79,446	93,034
Fair Value, Measurements, Recurring | Available-for-sale securities | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		280,085	345,612
Fair Value, Measurements, Recurring | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[8]	160,391	168,822
Fair Value, Measurements, Recurring | Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		963	1,087
Fair Value, Measurements, Recurring | Available-for-sale securities | CMBS and RMBS in the Americas
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		82,456	98,501
Fair Value, Measurements, Recurring | Available-for-sale securities | Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		79,225	64,717
Fair Value, Measurements, Recurring | Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		35,651	27,801
Fair Value, Measurements, Recurring | Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[9]	35,651	27,801
Fair Value, Measurements, Recurring | Foreign currency swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		3,737	4,545
Derivative liabilities, gross amounts recognized		1,020	1,677
Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		75	734
Derivative assets, gross amounts offset in the consolidated balance sheets, assets	[2]	0	0
Derivative assets, net amounts presented in the consolidated balance sheets, assets		0	0
Other assets		0	0
Total financial assets		116,086	132,229
Derivative liabilities, gross amounts recognized		2,121	165
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities	[2]	0	0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		0	0
Policy Liabilities and Policy Account Balances		0	0
Total financial liabilities		2,121	165
Fair Value, Measurements, Recurring | Level 1 | Interest rate swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Fair Value, Measurements, Recurring | Level 1 | Futures, foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		75	734
Derivative liabilities, gross amounts recognized		2,121	165
Fair Value, Measurements, Recurring | Level 1 | Options held/written and other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Fair Value, Measurements, Recurring | Level 1 | Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[3]	0	0
Fair Value, Measurements, Recurring | Level 1 | Credit derivatives held/written
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		0	0
Fair Value, Measurements, Recurring | Level 1 | Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy Liabilities and Policy Account Balances	[4]	0	0
Fair Value, Measurements, Recurring | Level 1 | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[5]	0	0
Fair Value, Measurements, Recurring | Level 1 | Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		40,177	37,500
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		75,834	93,995
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[6]	2,648	11,464
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[7]	68,289	79,783
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		4,897	2,748
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[8]	0	0
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0	0
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | CMBS and RMBS in the Americas
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0	0
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0	0
Fair Value, Measurements, Recurring | Level 1 | Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0	0
Fair Value, Measurements, Recurring | Level 1 | Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[9]	0	0
Fair Value, Measurements, Recurring | Level 1 | Foreign currency swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		6,553	17,032
Derivative assets, gross amounts offset in the consolidated balance sheets, assets	[2]	0	0
Derivative assets, net amounts presented in the consolidated balance sheets, assets		0	0
Other assets		0	0
Total financial assets		1,323,431	1,514,744
Derivative liabilities, gross amounts recognized		31,473	16,130
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities	[2]	0	0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		0	0
Policy Liabilities and Policy Account Balances		0	0
Total financial liabilities		31,473	16,130
Fair Value, Measurements, Recurring | Level 2 | Interest rate swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		224	304
Derivative liabilities, gross amounts recognized		4,551	4,567
Fair Value, Measurements, Recurring | Level 2 | Futures, foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		1,119	11,612
Derivative liabilities, gross amounts recognized		23,939	8,656
Fair Value, Measurements, Recurring | Level 2 | Options held/written and other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		1,473	571
Derivative liabilities, gross amounts recognized		1,833	1,071
Fair Value, Measurements, Recurring | Level 2 | Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[3]	0	0
Fair Value, Measurements, Recurring | Level 2 | Credit derivatives held/written
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		130	159
Fair Value, Measurements, Recurring | Level 2 | Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy Liabilities and Policy Account Balances	[4]	0	0
Fair Value, Measurements, Recurring | Level 2 | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[5]	14,735	19,232
Fair Value, Measurements, Recurring | Level 2 | Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		447,662	531,574
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		854,481	946,906
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[6]	374,106	380,562
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[7]	11,157	13,251
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		275,188	342,864
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[8]	160,391	168,822
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0	0
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | CMBS and RMBS in the Americas
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		32,876	40,643
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		763	764
Fair Value, Measurements, Recurring | Level 2 | Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0	0
Fair Value, Measurements, Recurring | Level 2 | Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[9]	0	0
Fair Value, Measurements, Recurring | Level 2 | Foreign currency swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		3,737	4,545
Derivative liabilities, gross amounts recognized		1,020	1,677
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		5,270	5,233
Derivative assets, gross amounts offset in the consolidated balance sheets, assets	[2]	0	0
Derivative assets, net amounts presented in the consolidated balance sheets, assets		0	0
Other assets		15,242	22,116
Total financial assets		187,953	179,666
Derivative liabilities, gross amounts recognized		0	0
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities	[2]	0	0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		0	0
Policy Liabilities and Policy Account Balances		517,019	605,520
Total financial liabilities		517,019	605,520
Fair Value, Measurements, Recurring | Level 3 | Interest rate swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Fair Value, Measurements, Recurring | Level 3 | Futures, foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Fair Value, Measurements, Recurring | Level 3 | Options held/written and other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		5,270	5,233
Derivative liabilities, gross amounts recognized		0	0
Fair Value, Measurements, Recurring | Level 3 | Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[3]	15,242	22,116
Fair Value, Measurements, Recurring | Level 3 | Credit derivatives held/written
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		0	0
Fair Value, Measurements, Recurring | Level 3 | Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy Liabilities and Policy Account Balances	[4]	517,019	605,520
Fair Value, Measurements, Recurring | Level 3 | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[5]	0	0
Fair Value, Measurements, Recurring | Level 3 | Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0	0
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		131,790	124,516
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[6]	2,785	1,618
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[7]	0	0
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0	0
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[8]	0	0
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		963	1,087
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | CMBS and RMBS in the Americas
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		49,580	57,858
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		78,462	63,953
Fair Value, Measurements, Recurring | Level 3 | Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		35,651	27,801
Fair Value, Measurements, Recurring | Level 3 | Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[9]	35,651	27,801
Fair Value, Measurements, Recurring | Level 3 | Foreign currency swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		¥ 0	¥ 0

[1]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 "Fair Value Measurements."
[2]	It represents the amount offset under counterparty netting of derivative assets and liabilities.
[3]	Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥22,116 million and ¥15,242 million as of March 31, 2017 and September 30, 2017, respectively. For the effect of changes in the fair value of those reinsurance recoverables on earnings during the six and three months ended September 30, 2016 and 2017, see Note 15 "Life Insurance Operations."
[4]	Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held in order to match the earnings recognized for the changes in the fair value of policy liabilities and policy account balances with earnings recognized for gains or losses from the investment assets managed on behalf of variable annuity and variable life policyholders, derivative contracts and the changes in the fair value of reinsurance contracts. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥605,520 million and ¥517,019 million as of March 31, 2017 and September 30, 2017, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings during the six and three months ended September 30, 2016 and 2017, see Note 15 "Life Insurance Operations."
[5]	A certain subsidiary elected the fair value option on the loans held for sale originated on or after October 1, 2011. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association ("Fannie Mae") or institutional investors. Included in "Other (income) and expense, net" in the consolidated statements of income were a gain of ¥681 million and a loss of ¥577 million from the change in the fair value of the loans for the six months ended September 30, 2016 and 2017. Included in "Other (income) and expense, net" in the consolidated statements of income were gains of ¥783 million and ¥5 million from the change in the fair value of the loans for the three months ended September 30, 2016 and 2017. No gains or losses were recognized in earnings during the six months ended September 30, 2016 and 2017 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2017, were ¥18,362 million and ¥19,232 million, respectively, and the amount of aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥870 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of September 30, 2017, were ¥14,199 million and ¥14,735 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥536 million. As of March 31, 2017 and September 30, 2017, there were no loans that are 90 days or more past due, in non-accrual status, or both.
[6]	A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale securities. Included in "Gains on investment securities and dividends" in the consolidated statements of income were losses of ¥63 million and ¥24 million from the change in the fair value of those investments for the six and three months ended September 30, 2017. The amounts of aggregate fair value elected the fair value option were ¥1,026 million and ¥2,648 million as of March 31, 2017 and September 30, 2017, respectively.
[7]	A certain subsidiary elected the fair value option for certain investments in equity securities included in available-for-sale securities. Included in "Gains on investment securities and dividends" in the consolidated statements of income were gains of ¥345 million and ¥881 million from the change in the fair value of those investments for the six months ended September 30, 2016 and 2017. Included in "Gains on investment securities and dividends" in the consolidated statements of income were gains of ¥448 million and ¥574 million from the change in the fair value of those investments for the three months ended September 30, 2016 and 2017. The amounts of aggregate fair value elected the fair value option were ¥15,400 million and ¥22,442 million as of March 31, 2017 and September 30, 2017, respectively.
[8]	A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale securities. Included in "Gains on investment securities and dividends" in the consolidated statements of income were a loss of ¥13 million and a gain of ¥3 million from the change in the fair value of those investments for the six months ended September 30, 2016 and 2017. Included in "Gains on investment securities and dividends" in the consolidated statements of income were a loss of ¥7 million and a gain of ¥12 million from the change in the fair value of those investments for the three months ended September 30, 2016 and 2017. The amounts of aggregate fair value elected the fair value option were ¥1,015 million and ¥2,021 million as of March 31, 2017 and September 30, 2017, respectively.
[9]	Certain subsidiaries elected the fair value option for certain investments in investment funds included in other securities. Included in "Gains on investment securities and dividends" in the consolidated statements of income were gains of ¥615 million and ¥665 million from the change in the fair value of those investments for the six months ended September 30, 2016 and 2017. Included in "Gains on investment securities and dividends" in the consolidated statements of income were gains of ¥289 million and ¥342 million from the change in the fair value of those investments for the three months ended September 30, 2016 and 2017. The amounts of aggregate fair value were ¥7,453 million and ¥6,920 million as of March 31, 2017 and September 30, 2017, respectively.